Parametric

Emerging Markets Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	27,606	$110,148
Arcos Dorados Holdings, Inc., Class A	32,114	122,354
Banco BBVA Argentina SA ADR(1)(2)	25,288	66,002
Banco Macro SA, Class B ADR	15,787	257,486
Cresud SA ADR(1)(2)	27,577	87,419
Grupo Financiero Galicia SA, Class B ADR	39,387	280,435
IRSA Inversiones y Representaciones SA ADR(1)	16,910	55,634
MercadoLibre, Inc.(1)	3,622	2,113,473
Pampa Energia SA ADR(1)(2)	42,199	435,494
Telecom Argentina SA ADR(2)	8,300	57,021
Transportadora de Gas del Sur SA ADR(2)	24,163	110,667
YPF SA ADR	55,224	212,060

		$3,908,193

Bahrain — 0.6%
Ahli United Bank BSC	2,768,393	$1,747,614
Al Salam Bank-Bahrain BSC	5,961,324	1,029,334
GFH Financial Group BSC	1,280,190	208,006
Ithmaar Holding BSC(1)	14,771,027	568,269

		$3,553,223

Bangladesh — 0.8%
ACI, Ltd.(3)	71,603	$154,980
Aftab Automobiles, Ltd.(3)	349,827	92,504
Bangladesh Export Import Co., Ltd.(3)	1,512,367	218,400
Bangladesh Submarine Cable Co., Ltd.(3)	111,014	92,824
Beximco Pharmaceuticals, Ltd.(3)	116,421	78,337
BSRM Steels, Ltd.(3)	464,106	187,890
City Bank, Ltd. (The)(3)	435,051	81,721
Grameenphone, Ltd.(3)	128,974	363,361
Heidelberger Cement Bangladesh, Ltd.(3)	146,500	235,778
Islami Bank Bangladesh, Ltd.(3)	929,748	180,574
Jamuna Oil Co., Ltd.(3)	87,929	148,358
Khulna Power Co., Ltd.(3)	320,573	164,283
Meghna Petroleum, Ltd.(3)	79,364	151,186
Olympic Industries, Ltd.(3)	298,394	488,457
Padma Oil Co., Ltd.(3)	48,454	96,949
Pubali Bank, Ltd.(3)	1,042,120	260,275
Renata, Ltd.(3)	11,671	144,796
Social Islami Bank, Ltd.(1)(3)	1,177,708	172,060
Square Pharmaceuticals, Ltd.(3)	163,533	326,420
Summit Power, Ltd.(3)	912,732	378,793
Titas Gas Transmission & Distribution Co., Ltd.(3)	398,247	140,029
Unique Hotel & Resorts, Ltd.(3)	434,552	202,436
United Airways Bangladesh, Ltd.(1)(3)	3,604,986	60,397

Security	Shares	Value
United Commercial Bank, Ltd.(1)(3)	1,343,068	$184,281

		$4,605,089

Botswana — 1.1%
Absa Bank Botswana, Ltd.	1,539,465	$700,226
Botswana Insurance Holdings, Ltd.	755,261	1,093,051
First National Bank of Botswana, Ltd.	6,130,745	1,368,514
Letshego Holdings, Ltd.	17,410,902	1,184,942
Sechaba Breweries Holdings, Ltd.	1,098,655	2,007,660
Standard Chartered Bank Botswana, Ltd.	531,120	69,399

		$6,423,792

Brazil — 5.0%
AMBEV SA	499,250	$1,041,118
B2W Cia Digital(1)	19,770	266,307
B3 SA - Brasil Bolsa Balcao	67,800	479,022
Banco Bradesco SA, PFC Shares	196,796	693,033
Banco do Brasil SA	49,898	261,515
BB Seguridade Participacoes SA	51,500	251,444
BR Malls Participacoes SA	527,311	973,575
Bradespar SA, PFC Shares	28,600	157,045
BRF SA(1)	108,840	388,092
CCR SA	148,200	336,577
Centrais Eletricas Brasileiras SA, PFC Shares	72,300	370,149
Cia Brasileira de Distribuicao	24,069	293,100
Cia de Saneamento Basico do Estado de Sao Paulo	43,860	323,270
Cia de Saneamento de Minas Gerais-COPASA	14,400	127,108
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	66,760	238,538
Cia Energetica de Minas Gerais, PFC Shares	212,255	371,590
Cia Energetica de Sao Paulo, Class B, PFC Shares	36,400	188,496
Cia Hering	68,200	187,623
Cia Paranaense de Energia, PFC Shares	10,700	107,041
Cia Siderurgica Nacional SA	81,200	133,793
Cielo SA	1,418,506	1,059,073
Cogna Educacao	289,536	294,972
Cosan SA	16,300	180,868
Cyrela Brazil Realty SA Empreendimentos e Participacoes	77,900	227,917
EDP-Energias do Brasil SA	31,400	98,163
Embraer SA(1)	90,800	144,434
Embraer SA ADR(1)	28,248	178,810
Engie Brasil Energia SA	45,950	330,562
Equatorial Energia SA	104,900	353,596
Ez Tec Empreendimentos e Participacoes SA	16,227	90,148
Fleury SA	154,300	646,948
Gerdau SA, PFC Shares	97,200	209,847
Hypera SA	151,700	811,239
Iochpe Maxion SA	61,000	142,575
Itau Unibanco Holding SA, PFC Shares	181,920	761,750
Itausa-Investimentos Itau SA, PFC Shares	195,875	324,183
JBS SA	120,625	528,826
Klabin SA, PFC Shares	320,200	207,857
Localiza Rent a Car SA	97,989	616,092
LOG Commercial Properties e Participacoes SA	57,277	240,993
Lojas Americanas SA, PFC Shares	95,341	436,213
Lojas Renner SA	92,377	652,155

Security	Shares	Value
Marfrig Global Foods SA(1)	177,855	$419,952
Metalurgica Gerdau SA, PFC Shares	111,800	105,881
MRV Engenharia e Participacoes SA	101,300	282,222
Multiplan Empreendimentos Imobiliarios SA	155,000	595,441
Natura & Co. Holding SA	67,400	440,252
Odontoprev SA	218,200	601,887
Pagseguro Digital, Ltd., Class A(1)	12,300	311,559
Petroleo Brasileiro SA, PFC Shares	745,700	2,475,199
Qualicorp Consultoria e Corretora de Seguros SA	110,200	525,273
Rumo SA(1)	133,419	485,548
StoneCo, Ltd., Class A(1)(2)	10,200	269,076
Suzano SA(1)	48,920	354,537
Telefonica Brasil SA, PFC Shares	190,400	1,598,367
TIM Participacoes SA	304,350	714,156
Totvs SA	102,790	1,118,084
Transmissora Alianca de Energia Electrica SA	44,200	223,524
Ultrapar Participacoes SA	142,068	378,820
Vale SA	233,647	1,927,473
Weg SA	108,252	795,084
YDUQS Participacoes SA	57,700	322,035

		$29,670,027

Bulgaria — 0.2%
CB First Investment Bank AD(1)	235,000	$340,179
Chimimport AD	329,922	205,163
MonBat AD	60,235	139,241
Petrol AD(1)	25,625	4,982
Sopharma AD	254,600	394,543

		$1,084,108

Chile — 2.6%
Aguas Andinas SA, Series A	935,371	$313,695
Banco de Chile	9,848,243	868,165
Banco de Credito e Inversiones SA	11,515	427,527
Banco Santander Chile	14,554,462	624,958
Cap SA	47,715	232,889
Cencosud SA	541,052	654,524
Cia Cervecerias Unidas SA	67,623	485,972
Cia Sud Americana de Vapores SA(1)	11,524,643	276,072
Colbun SA	1,658,799	243,386
Embotelladora Andina SA, Class B, PFC Shares	154,121	368,089
Empresa Nacional de Telecomunicaciones SA(1)	127,688	772,337
Empresas CMPC SA	382,482	824,565
Empresas COPEC SA	302,874	1,892,917
Enel Americas SA	7,986,703	1,310,550
Enel Chile SA	6,574,834	535,421
Engie Energia Chile SA	141,060	174,057
Falabella SA	580,600	1,585,541
Forus SA	87,698	98,727
Itau CorpBanca Chile SA	27,712,286	78,433
Latam Airlines Group SA	195,417	738,460
Parque Arauco SA	541,699	909,060
Ripley Corp. SA	721,671	224,739
Sociedad Matriz SAAM SA	6,154,099	361,919
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	35,694	848,636

Security	Shares	Value
Sonda SA	736,417	$445,414
Vina Concha y Toro SA	194,743	306,728

		$15,602,781

China — 18.4%
3SBio, Inc.(1)(4)	508,000	$515,018
AAC Technologies Holdings, Inc.	69,500	328,707
AECC Aviation Power Co., Ltd.	40,221	139,903
Agile Group Holdings, Ltd.	254,000	285,691
Agricultural Bank of China, Ltd., Class H	1,075,000	447,180
Aier Eye Hospital Group Co., Ltd., Class A	39,319	243,707
Air China, Ltd., Class H(2)	628,000	447,781
Aisino Corp.	38,800	93,355
Alibaba Group Holding, Ltd. ADR(1)	15,200	3,080,584
Aluminum Corp. of China, Ltd., Class H(1)	1,672,000	351,900
Angang Steel Co., Ltd., Class H(2)	1,258,400	339,239
Anhui Conch Cement Co., Ltd., Class H	251,500	1,983,173
ANTA Sports Products, Ltd.	26,000	221,417
Baidu, Inc. ADR(1)	6,432	649,182
Bank of Beijing Co., Ltd.	182,760	128,380
Bank of China, Ltd., Class H	1,834,000	698,209
Bank of Communications, Ltd., Class H	847,900	537,319
Bank of Nanjing Co., Ltd.	80,900	87,622
Bank of Ningbo Co., Ltd., Class A	67,000	244,766
Beijing Capital International Airport Co., Ltd., Class H	436,000	292,129
Beijing Enterprises Holdings, Ltd.	135,000	478,249
Beijing Enterprises Water Group, Ltd.	1,560,000	605,360
Beijing Originwater Technology Co., Ltd., Class A	127,500	170,299
Beijing Tongrentang Co., Ltd.	22,000	79,697
BOE Technology Group Co., Ltd., Class A	341,100	178,973
Brilliance China Automotive Holdings, Ltd.	326,000	301,627
BYD Co., Ltd., Class H(2)	79,700	495,643
CGN Power Co., Ltd., Class H(4)	2,585,000	650,255
Changchun High & New Technology Industry Group, Inc., Class A	3,100	258,025
Changjiang Securities Co., Ltd., Class A	213,800	190,225
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	166,182
China Biologic Products Holdings, Inc.(1)	7,800	813,072
China Bluechemical, Ltd., Class H	1,270,000	189,557
China Cinda Asset Management Co., Ltd., Class H	741,000	143,618
China CITIC Bank Corp., Ltd., Class H	343,000	167,567
China Coal Energy Co., Ltd., Class H	772,000	206,538
China Communications Construction Co., Ltd., Class H	509,000	342,122
China Communications Services Corp., Ltd., Class H	658,000	469,031
China Construction Bank Corp., Class H	2,016,630	1,618,675
China Dongxiang Group Co., Ltd.	4,257,000	354,864
China Everbright International, Ltd.	373,925	216,239
China Everbright, Ltd.	94,000	143,705
China Evergrande Group(2)	272,000	483,544
China Fortune Land Development Co., Ltd.	52,329	175,725
China Gas Holdings, Ltd.	429,800	1,563,929
China International Marine Containers Co., Ltd.	579,206	512,811
China International Travel Service Corp., Ltd.	16,300	208,944
China Jinmao Holdings Group, Ltd.	364,000	256,278
China Life Insurance Co., Ltd., Class H	214,000	456,398

Security	Shares	Value
China Longyuan Power Group Corp., Ltd., Class H	954,000	$476,837
China Mengniu Dairy Co., Ltd.	391,000	1,384,573
China Merchants Bank Co., Ltd., Class H	151,524	717,058
China Merchants Port Holdings Co., Ltd.	318,035	409,331
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	179,005
China Minsheng Banking Corp., Ltd., Class H	255,288	190,164
China Mobile, Ltd.	140,500	1,129,487
China Molybdenum Co., Ltd., Class H	915,000	276,056
China National Building Material Co., Ltd., Class H	858,000	1,071,767
China National Nuclear Power Co., Ltd.	210,800	128,856
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	149,621
China Oilfield Services, Ltd., Class H	368,000	286,641
China Overseas Land & Investment, Ltd.	314,160	1,160,490
China Pacific Insurance (Group) Co., Ltd., Class H	107,600	355,987
China Petroleum & Chemical Corp., Class H	4,970,300	2,477,260
China Railway Construction Corp., Ltd., Class H	436,500	479,280
China Railway Group, Ltd., Class H	1,053,000	629,618
China Resources Beer Holdings Co., Ltd.	172,000	810,087
China Resources Gas Group, Ltd.	166,000	932,975
China Resources Land, Ltd.	252,000	1,041,315
China Resources Medical Holdings Co., Ltd.(2)	355,000	180,331
China Resources Power Holdings Co., Ltd.	477,600	565,691
China Shenhua Energy Co., Ltd., Class H	632,000	1,119,643
China Shineway Pharmaceutical Group, Ltd.	381,000	282,376
China Shipbuilding Industry Co., Ltd.	185,800	109,034
China Southern Airlines Co., Ltd., Class H(2)	564,000	282,017
China State Construction Engineering Corp., Ltd.	156,440	114,986
China Taiping Insurance Holdings Co., Ltd.	110,200	185,797
China Telecom Corp., Ltd., Class H	620,000	214,148
China Travel International Investment Hong Kong, Ltd.	1,998,000	279,751
China Unicom (Hong Kong), Ltd.	164,372	106,305
China United Network Communications, Ltd., Class A	514,100	377,051
China Vanke Co., Ltd., Class H	227,977	766,169
China Yangtze Power Co., Ltd.	162,200	399,540
Chongqing Changan Automobile Co., Ltd., Class A	98,800	134,980
CIFI Holdings Group Co., Ltd.	374,000	285,713
CITIC, Ltd.	458,000	475,680
CNOOC, Ltd.	2,691,000	2,975,228
COSCO SHIPPING Development Co., Ltd., Class H	2,095,000	216,585
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	624,000	408,504
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,078,975	311,735
COSCO SHIPPING Ports, Ltd.	516,000	274,900
Country Garden Holdings Co., Ltd.	685,631	888,149
Country Garden Services Holdings Co., Ltd.(2)	155,589	718,848
CSPC Pharmaceutical Group, Ltd.	728,000	1,441,233
Daqin Railway Co., Ltd.	104,300	105,821
Datang International Power Generation Co., Ltd., Class H	2,626,000	379,894
Dong-E-E-Jiao Co., Ltd., Class A	16,200	70,286
Dongfeng Motor Group Co., Ltd., Class H	264,000	175,101
East Money Information Co., Ltd., Class A	58,632	149,218
Focus Media Information Technology Co., Ltd., Class A	196,344	133,140
Ganfeng Lithium Co., Ltd., Class A	51,150	328,164
GDS Holdings, Ltd. ADR(1)	9,300	533,076
Gemdale Corp.	80,700	151,727

Security	Shares	Value
Golden Eagle Retail Group, Ltd.	649,000	$621,910
Great Wall Motor Co., Ltd., Class H	355,500	237,672
Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	355,752
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	186,445
Guangdong Investment, Ltd.	626,000	1,301,120
Guangzhou Automobile Group Co., Ltd., Class H	355,218	318,740
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	220,000	575,625
Guangzhou R&F Properties Co., Ltd., Class H	178,000	226,040
Guosen Securities Co., Ltd., Class A	117,628	175,787
Haier Electronics Group Co., Ltd.	161,000	443,409
Haier Smart Home Co., Ltd.	66,800	144,182
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	99,094
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	187,219
Harbin Pharmaceutical Group Co., Ltd.(1)	150,900	78,042
Hengan International Group Co., Ltd.	110,000	978,224
Hengtong Optic-electric Co., Ltd.	38,780	90,970
Hesteel Co., Ltd., Class A	506,400	146,501
Huadian Power International Corp., Ltd., Class H	1,100,000	382,668
Huadong Medicine Co., Ltd., Class A	56,653	158,456
Huaneng Power International, Inc., Class H	1,074,000	403,764
Huaxia Bank Co., Ltd.	146,972	136,001
Huayu Automotive Systems Co., Ltd.	53,308	151,787
Hubei Energy Group Co., Ltd., Class A	277,714	145,701
Huishan Dairy(2)(3)	1,800,000	0
Hundsun Technologies, Inc.	13,310	191,117
Iflytek Co., Ltd., Class A	34,550	160,358
Industrial & Commercial Bank of China, Ltd., Class H	1,526,000	1,023,197
Industrial Bank Co., Ltd.	97,902	228,695
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	107,797
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	218,133
JD.com, Inc. ADR(1)	18,700	805,970
Jiangsu Expressway Co., Ltd., Class H	214,000	255,444
Jiangsu Hengrui Medicine Co., Ltd.	26,918	350,082
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	202,324
Jiangxi Copper Co., Ltd., Class H	429,000	417,357
Jinke Properties Group Co., Ltd., Class A	130,499	145,519
Jinyu Bio-Technology Co., Ltd.	43,862	146,344
Jizhong Energy Resources Co., Ltd., Class A	231,400	98,514
Kingboard Holdings., Ltd.	256,100	624,770
Kunlun Energy Co., Ltd.	668,000	435,199
Kweichow Moutai Co., Ltd.	2,900	516,617
KWG Group Holdings, Ltd.	156,000	230,770
Lee & Man Paper Manufacturing, Ltd.	584,000	358,769
Lenovo Group, Ltd.	1,902,000	1,027,455
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	177,920
Li Ning Co., Ltd.	148,708	469,542
Longfor Group Holdings, Ltd.(4)	149,500	760,063
LONGi Green Energy Technology Co., Ltd.	60,242	260,637
Luxshare Precision Industry Co., Ltd., Class A	54,643	360,314
Luye Pharma Group, Ltd.(4)	496,500	241,089
Maanshan Iron & Steel Co., Ltd., Class H(2)	1,498,000	485,807
NARI Technology Co., Ltd.	48,600	137,173
NetEase, Inc. ADR	1,900	655,424
New Oriental Education & Technology Group, Inc. ADR(1)	2,300	293,618

Security	Shares	Value
Nine Dragons Paper Holdings, Ltd.	615,000	$588,384
Oceanwide Holdings Co., Ltd., Class A	204,000	99,910
Offshore Oil Engineering Co., Ltd.	217,300	151,498
OFILM Group Co., Ltd., Class A(1)	65,800	139,368
Oriental Pearl Group Co., Ltd., Class A	75,920	96,228
PetroChina Co., Ltd., Class H	3,934,000	1,413,059
Ping An Bank Co., Ltd., Class A	151,588	295,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	144,000	1,465,381
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	155,339
Poly Developments and Holdings Group Co., Ltd., Class A	179,100	406,559
Poly Property Group Co., Ltd.	700,000	245,004
Power Construction Corp. of China, Ltd.	187,000	93,979
RiseSun Real Estate Development Co., Ltd., Class A	163,200	185,229
SAIC Motor Corp., Ltd.	55,100	145,879
Sanan Optoelectronics Co., Ltd.	84,900	259,155
SDIC Power Holdings Co., Ltd.	98,000	106,317
Semiconductor Manufacturing International Corp.(1)(2)	787,700	1,478,467
Shandong Gold Mining Co., Ltd.	36,200	184,232
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	804,000	1,221,392
Shanghai Electric Group Co., Ltd., Class H	1,792,000	550,767
Shanghai Industrial Holdings, Ltd.	204,000	347,061
Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	204,362
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	121,764
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	101,767
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	258,540
Shenzhen Investment, Ltd.	674,000	221,266
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	84,107
Shimao Property Holdings, Ltd.	118,500	481,688
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	101,632
Sichuan Chuantou Energy Co., Ltd.	88,600	112,391
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	313,656
SINA Corp.(1)	5,700	192,489
Sino Biopharmaceutical, Ltd.	941,000	1,371,601
Sino-Ocean Group Holding, Ltd.	659,000	171,633
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,963,000	532,957
Sinopharm Group Co., Ltd., Class H	302,000	814,301
Sun Art Retail Group, Ltd.	653,500	1,087,999
Sunac China Holdings, Ltd.	216,000	966,222
Suning.com Co., Ltd, Class A	69,200	81,994
Sunny Optical Technology Group Co., Ltd.	65,500	912,121
TCL Technology Group Corp., Class A	373,200	241,651
Tencent Holdings, Ltd.	130,102	6,839,388
Tianqi Lithium Corp., Class A	58,305	134,152
Tingyi (Cayman Islands) Holding Corp.	484,000	859,148
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	115,961
Trip.com Group, Ltd. ADR(1)	9,254	238,383
Tsingtao Brewery Co., Ltd., Class H	118,000	716,841
Wanhua Chemical Group Co., Ltd.	19,665	123,859
Want Want China Holdings, Ltd.	1,355,000	965,765
Weichai Power Co., Ltd., Class H	244,742	430,014
Wens Foodstuffs Group Co., Ltd., Class A	42,500	180,695
West China Cement, Ltd.	2,834,000	505,100
WH Group, Ltd.(4)	1,592,000	1,518,374
Wuliangye Yibin Co., Ltd., Class A	18,600	353,867

Security	Shares	Value
Xiaomi Corp., Class B(1)(4)(5)	1,262,000	$1,655,232
Xinhu Zhongbao Co., Ltd.	301,800	132,564
Yang Quan Coal Industry Group Co., Ltd.	189,300	118,356
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	226,682
Yanzhou Coal Mining Co., Ltd., Class H	306,000	232,486
Yonghui Superstores Co., Ltd.	124,700	178,225
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	151,074
Yuexiu Property Co., Ltd.	1,130,000	214,846
Yunnan Baiyao Group Co., Ltd., Class A	21,200	270,121
Zhaojin Mining Industry Co., Ltd., Class H	372,500	418,512
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	163,970
Zhejiang Expressway Co., Ltd., Class H	422,000	319,157
Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	37,500	136,778
Zhongjin Gold Corp., Ltd.	115,900	137,136
Zhongtian Financial Group Co., Ltd., Class A	315,000	137,567
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	273,793
Zijin Mining Group Co., Ltd., Class H	1,692,000	690,791
ZTE Corp., Class H(1)	456,103	1,285,599
ZTO Express Cayman, Inc. ADR	6,900	205,344

		$109,303,664

Colombia — 1.2%
Almacenes Exito SA	84,835	$250,712
Avianca Holdings SA, PFC Shares	261,297	33,198
Bancolombia SA	65,794	420,789
Bancolombia SA ADR, PFC Shares	31,355	818,366
Celsia SA ESP	421,084	446,717
Cementos Argos SA	415,090	408,380
Corporacion Financiera Colombiana SA(1)	22,106	144,060
Ecopetrol SA	2,605,635	1,375,544
Grupo Argos SA	264,300	615,521
Grupo Aval Acciones y Valores SA, PFC Shares	1,103,827	235,598
Grupo de Inversiones Suramericana SA	61,259	332,987
Grupo de Inversiones Suramericana SA, PFC Shares	38,415	183,197
Grupo Nutresa SA	144,947	807,661
Interconexion Electrica SA	235,367	1,082,010

		$7,154,740

Croatia — 0.6%
Adris Grupa DD, PFC Shares	12,463	$652,680
Atlantic Grupa DD(1)	1,465	245,225
Ericsson Nikola Tesla DD(1)	1,570	258,932
Hrvatski Telekom DD(1)	29,112	693,612
Koncar-Elektroindustrija DD(1)	1,251	80,798
Podravka Prehrambena Industrija DD(1)	8,742	524,793
Valamar Riviera DD(1)	233,109	763,397
Zagrebacka Banka DD(1)	38,994	279,913

		$3,499,350

Czech Republic — 0.6%
CEZ AS	88,951	$1,653,730
Komercni Banka AS(1)	75,476	1,598,185
Philip Morris CR AS	781	445,878

		$3,697,793

Security	Shares	Value
Egypt — 0.7%
Alexandria Mineral Oils Co.	519,744	$88,396
Commercial International Bank Egypt SAE	318,023	1,294,795
Eastern Co. SAE	594,265	452,758
Egypt Kuwait Holding Co. SAE	395,868	399,909
Egyptian Financial Group-Hermes Holding Co.	264,772	190,794
ElSewedy Electric Co.	376,762	212,849
Ezz Steel Co SAE(1)	330,083	151,969
Oriental Weavers	575,370	197,940
Palm Hills Developments SAE(1)	2,010,268	163,985
Pioneers Holding for Financial Investments SAE(1)	65,466	16,661
Sidi Kerir Petrochemicals Co.	202,688	92,556
Six of October Development & Investment Co.	382,178	254,668
Talaat Moustafa Group	613,248	222,543
Telecom Egypt	349,236	239,629

		$3,979,452

Estonia — 0.6%
AS Merko Ehitus	21,561	$192,413
AS Tallink Grupp	2,232,910	1,667,950
AS Tallinna Kaubamaja Grupp	89,990	777,895
AS Tallinna Vesi	57,280	807,877

		$3,446,135

Ghana — 0.4%
CAL Bank, Ltd.	1,765,286	$238,357
Ghana Commercial Bank, Ltd.	1,626,918	1,263,633
Standard Chartered Bank of Ghana, Ltd.	244,300	764,007

		$2,265,997

Greece — 1.3%
Aegean Airlines SA	27,897	$180,165
Alpha Bank AE(1)	398,328	290,869
Athens Water Supply & Sewage Co. SA	31,097	230,763
Costamare, Inc.	43,219	216,959
Eurobank Ergasias Services and Holdings SA(1)	903,107	364,792
FF Group(1)(3)	46,335	0
GEK Terna Holding Real Estate Construction SA(1)	35,563	227,030
Hellenic Exchanges - Athens Stock Exchange SA	61,293	228,449
Hellenic Petroleum SA	46,772	310,639
Hellenic Telecommunications Organization SA	89,425	1,181,437
Holding Co. ADMIE IPTO SA	99,845	223,975
JUMBO SA	35,549	556,338
Motor Oil (Hellas) Corinth Refineries SA	42,328	627,169
Mytilineos SA	74,126	552,752
National Bank of Greece SA(1)	180,048	244,159
OPAP SA	65,464	586,381
Public Power Corp. SA(1)	116,368	338,154
Terna Energy SA	36,024	336,427
Titan Cement International SA(1)	47,412	655,915
Tsakos Energy Navigation, Ltd.	80,600	278,070

		$7,630,443

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	301,240	$374,524
MOL Hungarian Oil & Gas PLC	167,426	1,059,943

Security	Shares	Value
OTP Bank Nyrt.	54,412	$1,611,465
Richter Gedeon Nyrt.	57,811	1,235,349

		$4,281,281

India — 5.7%
ABB India, Ltd.	19,900	$238,812
ABB Power Products and Systems India, Ltd.(1)	3,980	42,712
ACC, Ltd.	8,974	138,535
Adani Enterprises, Ltd.	100,877	186,097
Adani Gas, Ltd.	180,900	249,357
Adani Ports and Special Economic Zone, Ltd.	137,520	529,015
Adani Power, Ltd.(1)	556,250	231,332
Adani Transmission, Ltd.(1)	120,200	326,665
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	140,835
Ambuja Cements, Ltd.	78,400	177,909
Asian Paints, Ltd.	22,800	532,993
Aurobindo Pharma, Ltd.	18,125	148,233
Axis Bank, Ltd.	52,472	305,980
Bajaj Auto, Ltd.	9,134	317,696
Bank of Baroda(1)	109,850	71,328
Bharat Forge, Ltd.	28,189	114,501
Bharat Heavy Electricals, Ltd.	648,450	193,507
Bharat Petroleum Corp., Ltd.	30,291	148,934
Bharti Airtel, Ltd.(1)	311,700	2,123,747
Bharti Infratel, Ltd.	177,190	409,597
Biocon, Ltd.	29,200	136,324
Cipla, Ltd.	33,106	257,826
Coal India, Ltd.	126,399	247,663
Container Corp. of India, Ltd.	68,849	341,485
Crompton Greaves Consumer Electricals, Ltd.	52,625	154,852
Cummins India, Ltd.	49,900	248,471
Dabur India, Ltd.	29,492	191,065
Divi’s Laboratories, Ltd.	6,650	205,062
DLF, Ltd.	178,850	342,606
Dr. Reddy’s Laboratories, Ltd.	6,728	348,023
Eicher Motors, Ltd.	1,146	221,660
GAIL (India), Ltd.	374,243	469,336
GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	329,249
Glenmark Pharmaceuticals, Ltd.	61,248	271,088
GMR Infrastructure, Ltd.(1)	966,635	217,907
Godrej Consumer Products, Ltd.	33,317	239,005
Grasim Industries, Ltd.	41,543	277,405
Gujarat State Petronet, Ltd.	123,514	340,986
Havells India, Ltd.	40,009	297,925
HCL Technologies, Ltd.	63,646	457,680
HDFC Bank, Ltd.	70,000	917,570
Hemisphere Properties India, Ltd.(1)(3)	104,859	165,942
Hero MotoCorp, Ltd.	13,543	383,850
Hindalco Industries, Ltd.	84,036	142,318
Hindustan Unilever, Ltd.	41,829	1,216,699
Hindustan Zinc, Ltd.(1)	103,100	235,546
Housing Development Finance Corp., Ltd.	30,500	771,552
ICICI Bank, Ltd.	85,117	424,266
IDFC Bank, Ltd.(1)	260,034	74,670

Security	Shares	Value
Indiabulls Real Estate, Ltd.(1)	228,961	$175,753
Indian Hotels Co., Ltd. (The)	197,136	208,763
Indian Oil Corp., Ltd.	162,210	180,727
Infosys, Ltd.	160,569	1,499,915
ITC, Ltd.	228,581	547,670
Jindal Steel & Power, Ltd.(1)	129,924	159,209
JSW Steel, Ltd.	111,396	265,065
Kotak Mahindra Bank, Ltd.	21,720	389,573
Larsen & Toubro, Ltd.	53,900	639,439
Lupin, Ltd.	18,700	205,848
Mahindra & Mahindra, Ltd.	62,802	303,734
Maruti Suzuki India, Ltd.	10,623	751,921
Nestle India, Ltd.	2,023	479,171
NTPC, Ltd.	506,712	640,825
Oberoi Realty, Ltd.	31,878	143,357
Oil & Natural Gas Corp., Ltd.	251,509	265,650
Piramal Enterprises, Ltd.	35,652	455,149
Power Grid Corporation of India, Ltd.	392,500	845,672
Reliance Industries, Ltd.	148,127	2,876,106
Siemens, Ltd.	20,310	305,653
Sobha, Ltd.	26,300	70,041
State Bank of India(1)	73,106	182,664
Steel Authority of India, Ltd.	513,200	213,875
Sun Pharmaceutical Industries, Ltd.	135,971	832,046
Sun TV Network, Ltd.	26,788	136,207
Tata Consultancy Services, Ltd.	41,857	1,110,858
Tata Consumer Products, Ltd.	45,817	212,963
Tata Motors, Ltd.(1)	208,855	254,250
Tata Power Co., Ltd. (The)	347,800	146,995
Tata Steel, Ltd.	45,080	174,622
Tech Mahindra, Ltd.	33,352	239,739
Titan Co., Ltd.	30,902	394,270
UltraTech Cement, Ltd.	12,390	576,379
United Spirits, Ltd.(1)	19,427	138,077
UPL, Ltd.	47,941	260,838
Vedanta, Ltd.	271,198	313,476
Vodafone Idea, Ltd.(1)	3,478,480	192,665
Voltas, Ltd.	20,000	134,185
Wipro, Ltd.	66,014	167,775
Zee Entertainment Enterprises, Ltd.	137,656	288,959

		$33,935,900

Indonesia — 2.6%
Adaro Energy Tbk PT	6,814,700	$417,609
AKR Corporindo Tbk PT	1,044,200	167,349
Aneka Tambang Tbk	10,251,500	350,317
Astra Argo Lestari Tbk PT	399,500	162,640
Astra International Tbk PT	6,962,400	1,780,747
Bank Central Asia Tbk PT	1,226,900	2,125,224
Bank Mandiri Persero Tbk PT	2,064,800	613,785
Bank Negara Indonesia Persero Tbk PT	1,034,000	282,174
Bank Pan Indonesia Tbk PT(1)	4,024,600	201,730
Bank Rakyat Indonesia Persero Tbk PT	5,865,900	1,066,933
Bukit Asam Tbk PT	1,905,100	238,490

Security	Shares	Value
Bumi Serpong Damai Tbk PT(1)	3,215,100	$151,258
Charoen Pokphand Indonesia Tbk PT	1,595,800	490,701
Gudang Garam Tbk PT	111,800	339,850
Hanson International Tbk PT(1)(3)	23,744,500	39,907
Indocement Tunggal Prakarsa Tbk PT	710,300	551,301
Indofood Sukses Makmur Tbk PT	672,300	293,333
Jasa Marga (Persero) Tbk PT	780,500	164,333
Kalbe Farma Tbk PT	5,366,000	518,377
Lippo Karawaci Tbk PT(1)	19,017,880	204,853
Matahari Department Store Tbk PT	686,300	55,709
Medco Energi Internasional Tbk PT(1)	4,956,200	149,250
Media Nusantara Citra Tbk PT	1,995,400	121,688
Mitra Keluarga Karyasehat Tbk PT	1,185,700	155,048
Perusahaan Gas Negara Tbk PT	4,681,600	265,628
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,360,100	159,027
PP Persero Tbk PT	2,468,989	109,813
Semen Indonesia Persero Tbk PT	1,193,000	633,261
Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	0
Siloam International Hospitals Tbk PT(1)	838,300	294,080
Surya Semesta Internusa Tbk PT	4,418,300	90,156
Telekomunikasi Indonesia Persero Tbk PT	6,713,400	1,543,760
Tower Bersama Infrastructure Tbk PT	2,018,000	159,632
Unilever Indonesia Tbk PT	875,900	485,685
United Tractors Tbk PT	512,683	559,171
Vale Indonesia Tbk PT(1)	2,056,700	351,948
Waskita Karya Persero Tbk PT	2,474,900	100,012
Wijaya Karya Persero Tbk PT	2,252,900	142,470
XL Axiata Tbk PT(1)	1,282,800	217,389

		$15,754,638

Jordan — 0.8%
Al-Eqbal Investment Co. PLC(1)(3)	41,770	$769,128
Arab Bank PLC(3)	319,680	2,017,140
Arab Potash Co. PLC(3)	29,273	652,292
Bank of Jordan(3)	97,645	264,041
Cairo Amman Bank(3)	124,878	173,420
Jordan Ahli Bank(3)	136,907	149,304
Jordan Islamic Bank(3)	50,347	176,783
Jordan Petroleum Refinery(3)	133,398	521,663
Jordanian Electric Power Co.(3)	104,882	158,758

		$4,882,529

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	21,561	$194,092
KAZ Minerals PLC	320,419	1,666,542
Kcell JSC GDR(5)	302,572	1,771,330

		$3,631,964

Kenya — 0.6%
ABSA Bank Kenya PLC(1)	2,476,760	$244,530
ARM Cement, Ltd.(1)(3)	1,653,600	0
Bamburi Cement Co., Ltd.	325,100	135,862
British American Tobacco Kenya, Ltd.	52,000	155,258
Co-operative Bank of Kenya, Ltd. (The)	608,407	72,254
East African Breweries, Ltd.	486,080	792,650

Security	Shares	Value
Equity Group Holdings PLC	1,284,500	$467,118
KCB Group, Ltd.	1,081,920	377,853
Kenya Power & Lighting, Ltd.(1)	7,380,954	145,353
Nation Media Group PLC	304,184	61,231
Safaricom PLC	4,510,872	1,213,860
Standard Chartered Bank Kenya, Ltd.	129,042	225,203

		$3,891,172

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	469,710	$972,142
Boubyan Bank KSCP	173,378	278,993
Boubyan Petrochemicals Co. KSCP	177,186	286,814
Burgan Bank SAK	129,020	86,604
Gulf Bank KSCP	342,573	238,972
Kuwait Finance House KSCP	696,775	1,335,510
Kuwait Projects Co. Holdings KSC	116,359	64,174
Kuwait Real Estate Co. KSC(1)	209,728	50,700
Mabanee Co. SAK	187,597	382,672
Mobile Telecommunications Co.	867,213	1,481,891
National Bank of Kuwait SAK	992,872	2,380,758
National Industries Group Holding SAK	664,558	365,690

		$7,924,920

Latvia — 0.1%
Grindeks	42,000	$650,065

		$650,065

Lithuania — 0.3%
Apranga PVA	317,588	$557,636
Klaipedos Nafta AB	815,900	334,934
Rokiskio Suris	122,500	332,461
Siauliu Bankas	1,084,702	467,807

		$1,692,838

Malaysia — 2.8%
Aeon Co. (M) Bhd	440,600	$115,187
Axiata Group Bhd	575,650	524,861
Berjaya Sports Toto Bhd	410,650	220,763
CIMB Group Holdings Bhd	262,300	209,730
Dialog Group Bhd	1,345,831	1,039,070
Digi.com Bhd	326,344	350,539
Gamuda Bhd	308,500	229,946
Genting Bhd	589,200	569,827
Genting Malaysia Bhd	880,900	484,201
Genting Plantations Bhd	71,600	158,341
Globetronics Technology Bhd	736,900	332,782
Hartalega Holdings Bhd	276,208	487,936
Hong Leong Bank Bhd	57,100	176,147
IGB Real Estate Investment Trust	474,900	190,890
IHH Healthcare Bhd	513,700	625,088
IJM Corp. Bhd	657,480	252,810
Inari Amertron Bhd	1,700,400	556,792
IOI Corp. Bhd	233,207	219,588
IOI Properties Group Bhd	1,044,058	246,311
KLCCP Stapled Group	192,000	349,222

Security	Shares	Value
Kuala Lumpur Kepong Bhd	61,500	$298,871
Magnum Bhd	312,740	159,600
Malayan Banking Bhd	246,487	432,599
Malaysia Airports Holdings Bhd	263,700	320,602
Maxis Bhd	367,000	466,303
MISC Bhd	244,200	445,288
MMC Corp. Bhd	1,217,800	194,389
My EG Services Bhd	1,480,850	434,827
Nestle Malaysia Bhd	8,600	279,895
Petronas Chemicals Group Bhd	960,400	1,243,179
Petronas Dagangan Bhd	92,600	436,820
Petronas Gas Bhd	97,500	348,270
PPB Group Bhd	53,400	203,559
Press Metal Aluminium Holdings Bhd	660,720	601,641
Public Bank Bhd	114,138	433,789
RHB Bank Bhd	101,700	111,920
Silverlake Axis, Ltd.	627,992	106,083
Sime Darby Bhd	467,939	216,753
Sime Darby Plantation Bhd	227,239	260,794
Sime Darby Property Bhd	639,539	96,318
SP Setia Bhd Group	575,400	107,849
Sunway Bhd	862,106	313,110
Sunway Real Estate Investment Trust	688,700	250,892
Telekom Malaysia Bhd	185,000	172,670
Tenaga Nasional Bhd	314,138	889,482
Top Glove Corp. Bhd	228,900	385,774
UMW Holdings Bhd	184,400	90,885
YTL Corp. Bhd	790,634	140,054

		$16,782,247

Mauritius — 0.6%
Alteo, Ltd.	436,204	$152,218
CIEL, Ltd.	1,801,109	171,886
MCB Group, Ltd.	245,702	1,248,437
Phoenix Beverages, Ltd.	24,345	360,227
Rogers & Co., Ltd.	993,580	599,958
SBM Holdings, Ltd.	3,864,539	363,253
Sun, Ltd., Class A	516,880	230,869
Terra Mauricia, Ltd.	432,330	200,937
United Basalt Products, Ltd.	131,848	364,390

		$3,692,175

Mexico — 5.3%
Alfa SAB de CV, Series A	1,301,000	$532,794
Alsea SAB de CV(1)(2)	526,924	432,453
America Movil SAB de CV, Series L	5,490,505	3,316,948
Arca Continental SAB de CV	151,480	582,388
Bolsa Mexicana de Valores SAB de CV(2)	283,339	511,282
Cemex SAB de CV, Series CPO	4,573,839	967,868
Coca-Cola Femsa SAB de CV, Series L	110,200	441,010
Corp. Inmobiliaria Vesta SAB de CV	182,300	249,763
El Puerto de Liverpool SAB de CV(2)	183,688	463,698
Fibra Uno Administracion SA de CV	3,862,190	3,206,607
Fomento Economico Mexicano SAB de CV, Series UBD	432,956	2,793,618
Genomma Lab Internacional SAB de CV(1)	569,400	453,611

Security	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV	33,800	$123,709
Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,987	980,790
Grupo Aeroportuario del Sureste SAB de CV, Class B	84,805	847,382
Grupo Bimbo SAB de CV, Series A(2)	400,276	586,936
Grupo Carso SAB de CV, Series A1	530,449	1,053,811
Grupo Elektra SAB de CV	19,823	1,132,578
Grupo Financiero Banorte SAB de CV, Class O	791,300	2,166,299
Grupo Financiero Inbursa SAB de CV, Class O	1,115,740	666,176
Grupo Mexico SAB de CV, Series B	996,807	2,119,678
Grupo Televisa SAB ADR	61,700	330,095
Grupo Televisa SAB, Series CPO(2)	225,100	238,447
Industrias CH SAB de CV, Series B	181,385	602,083
Industrias Penoles SAB de CV	34,970	267,705
Infraestructura Energetica Nova SAB de CV	315,226	1,046,088
Kimberly-Clark de Mexico SAB de CV, Class A	432,000	610,332
Macquarie Mexico Real Estate Management SA de CV(1)(4)	240,600	195,267
Orbia Advance Corp., SAB de CV	414,499	493,079
PLA Administradora Industrial S de RL de CV	127,200	131,786
Promotora y Operadora de Infraestructura SAB de CV	117,728	815,855
Telesites SAB de CV(1)	630,568	409,721
Ternium SA ADR	19,500	265,005
Wal-Mart de Mexico SAB de CV, Series V	1,044,980	2,522,156

		$31,557,018

Morocco — 0.6%
Attijariwafa Bank	19,727	$709,797
Bank of Africa(1)	22,274	297,169
Banque Centrale Populaire	17,914	370,480
Cosumar	21,982	399,406
Label Vie	499	136,537
LafargeHolcim Maroc SA	3,640	450,915
Lesieur Cristal	4,686	67,302
Maroc Telecom	47,538	620,882
Societe d’Exploitation des Ports	15,140	237,591
TAQA Morocco SA	1,372	117,685
TOTAL Maroc SA	912	76,158

		$3,483,922

Nigeria — 0.6%
Access Bank PLC	12,188,100	$205,343
Dangote Cement PLC	2,401,432	797,757
FBN Holdings PLC	14,076,705	167,539
Flour Mills of Nigeria PLC	3,215,556	161,954
Guaranty Trust Bank PLC	8,113,125	433,901
Guiness Nigeria PLC	1,391,550	64,209
Lafarge Africa PLC(1)	3,378,540	101,230
Nestle Nigeria PLC	178,659	430,234
Nigerian Breweries PLC	3,088,741	236,175
SEPLAT Petroleum Development Co. PLC(4)	555,822	349,267
Stanbic IBTC Holdings PLC	1,612,428	108,969
Transnational Corp. of Nigeria PLC	44,100,342	74,204
United Bank for Africa PLC	10,544,352	162,493
Zenith Bank PLC	8,309,251	302,253

		$3,595,528

Security	Shares	Value
Oman — 0.7%
Bank Dhofar SAOG	446,278	$117,817
Bank Muscat SAOG	1,001,629	844,107
Bank Nizwa SAOG(1)	710,869	167,926
HSBC Bank Oman SAOG	391,338	98,311
National Bank of Oman SAOG	459,234	188,362
Oman Cables Industry SAOG	127,400	170,383
Oman Cement Co. SAOG	304,694	190,437
Oman Flour Mills Co. SAOG	90,796	156,021
Oman Telecommunications Co. SAOG	375,888	623,444
Ominvest	189,613	161,784
Ooredoo	310,885	338,003
Renaissance Services SAOG	249,496	269,800
Sembcorp Salalah Power & Water Co.	1,120,000	359,377
Sohar International Bank SAOG	1,009,446	214,837

		$3,900,609

Pakistan — 0.7%
Bank Alfalah, Ltd.	601,191	$112,941
Engro Corp., Ltd.	171,185	326,938
Engro Fertilizers, Ltd.	348,028	134,261
Fauji Fertilizer Co., Ltd.	335,610	233,534
Habib Bank, Ltd.	269,518	168,455
Hub Power Co., Ltd. (The)(1)	1,427,573	749,451
Lucky Cement, Ltd.	126,300	369,082
Mari Petroleum Co., Ltd.	17,083	125,157
MCB Bank, Ltd.	377,930	383,440
Millat Tractors, Ltd.	58,188	254,071
Nishat Mills, Ltd.	211,771	101,545
Oil & Gas Development Co., Ltd.	382,291	251,312
Pakistan Oilfields, Ltd.	81,920	162,107
Pakistan Petroleum, Ltd.	387,571	220,702
Pakistan State Oil Co., Ltd.	232,833	223,821
Searle Co., Ltd. (The)	121,651	140,318
United Bank, Ltd.	317,845	210,698

		$4,167,833

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	33,600	$383,712
Copa Holdings SA, Class A	21,829	965,060

		$1,348,772

Peru — 1.3%
Cia de Minas Buenaventura SA ADR	178,450	$1,336,591
Credicorp, Ltd.	26,400	3,934,128
Ferreycorp SAA	1,062,925	362,128
Southern Copper Corp.(2)	67,976	2,205,141
Volcan Cia Minera SAA, Class B(1)	1,806,525	154,669

		$7,992,657

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	397,000	$323,849
Aboitiz Power Corp.	929,000	501,354
Altus San Nicolas Corp.(1)	19,271	0
Ayala Corp.	62,505	711,001

Security	Shares	Value
Ayala Land, Inc.	1,216,531	$759,507
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	431,770	495,910
BDO Unibank, Inc.	451,964	889,315
Bloomberry Resorts Corp.	4,546,400	502,899
Cosco Capital, Inc.	3,726,300	365,823
D&L Industries, Inc.	4,201,800	439,473
First Gen Corp.	679,822	254,648
First Philippine Holdings Corp.	132,140	150,172
Globe Telecom, Inc.	18,134	786,658
International Container Terminal Services, Inc.	226,420	396,035
JG Summit Holdings, Inc.	599,494	597,069
Jollibee Foods Corp.	200,886	567,538
Manila Electric Co.	187,420	935,789
Manila Water Co.	701,100	147,034
Megaworld Corp.	4,024,400	203,083
Metropolitan Bank & Trust Co.	477,432	365,152
Nickel Asia Corp.	4,077,240	135,835
Petron Corp.	4,267,400	269,246
PLDT, Inc.	44,570	1,129,629
Puregold Price Club, Inc.	729,973	664,392
San Miguel Corp.	116,950	224,503
Security Bank Corp.	60,312	122,004
Semirara Mining & Power Corp.	1,179,920	280,058
SM Investments Corp.	92,461	1,541,103
SM Prime Holdings, Inc.	2,161,829	1,316,472
Universal Robina Corp.	586,105	1,450,712

		$16,526,263

Poland — 2.6%
AmRest Holdings SE(1)	54,945	$368,653
Asseco Poland SA	95,940	1,550,376
Bank Polska Kasa Opieki SA	43,523	552,080
Budimex SA	16,093	787,832
Ciech SA(1)	21,057	202,666
Cyfrowy Polsat SA	91,288	564,417
Enea SA(1)	151,677	204,875
Eurocash SA(2)	317,200	1,645,897
Grupa Azoty SA(1)	25,745	165,159
Grupa Lotos SA	20,957	318,028
KGHM Polska Miedz SA(1)	75,102	1,412,606
LPP SA	917	1,445,451
mBank SA(1)	3,255	173,343
Orange Polska SA(1)	933,960	1,586,003
PGE SA(1)	510,403	510,496
Polski Koncern Naftowy ORLEN SA	67,315	1,021,797
Polskie Gornictwo Naftowe i Gazownictwo SA	411,657	370,544
Powszechna Kasa Oszczednosci Bank Polski SA	187,659	1,004,306
Powszechny Zaklad Ubezpieczen SA	132,850	980,581
Santander Bank Polska SA	9,163	364,230
Tauron Polska Energia SA(1)	617,279	169,479

		$15,398,819

Qatar — 1.3%
Aamal Co. QSC	465,350	$76,010
Al Meera Consumer Goods Co.	36,720	174,893

Security	Shares	Value
Barwa Real Estate Co.	566,226	$441,487
Commercial Bank PSQC (The)	182,766	199,766
Gulf International Services QSC(1)	583,016	203,970
Industries Qatar	540,358	1,035,774
Masraf Al Rayan QSC	385,200	400,155
Medicare Group	95,760	166,451
Ooredoo QPSC	210,500	365,561
Qatar Electricity & Water Co. QSC	215,800	885,637
Qatar Gas Transport Co., Ltd.	1,254,490	852,963
Qatar Insurance Co.	181,944	99,029
Qatar International Islamic Bank	62,147	135,464
Qatar Islamic Bank	97,160	409,867
Qatar National Bank QPSC	373,332	1,748,005
United Development Co. QSC	691,155	198,818
Vodafone Qatar QSC	953,720	282,638

		$7,676,488

Romania — 0.7%
Banca Transilvania SA	2,573,810	$1,106,812
BRD-Groupe Societe Generale SA	151,627	386,845
OMV Petrom SA	10,590,577	767,393
Societatea Energetica Electrica SA	299,098	650,055
Societatea Nationala de Gaze Naturale ROMGAZ SA	84,852	534,972
Transelectrica SA(1)	66,421	264,295
Transgaz SA Medias	3,427	207,981

		$3,918,353

Russia — 5.5%
Alrosa PJSC	650,100	$537,839
Evraz PLC	154,201	510,992
Federal Grid Co. Unified Energy System PJSC	96,845,440	241,144
Gazprom PJSC ADR	753,871	3,817,572
Globaltrans Investment PLC GDR(5)	56,001	317,048
Inter RAO UES PJSC	12,478,070	835,749
LSR Group PJSC GDR(5)	82,952	135,502
Lukoil PJSC ADR(6)	51,741	3,375,466
Lukoil PJSC ADR(6)	1,600	103,312
Magnit PJSC	24,892	1,231,829
Mail.Ru Group, Ltd. GDR(1)(5)	30,736	553,779
MMC Norilsk Nickel PJSC ADR(6)	82,157	2,278,857
MMC Norilsk Nickel PJSC ADR(6)	823	22,501
Mobile TeleSystems PJSC	265,017	1,149,079
Moscow Exchange MICEX-RTS PJSC	227,820	367,577
Novatek PJSC GDR(5)	12,769	1,790,622
Novolipetsk Steel PJSC GDR(5)	25,888	443,091
PhosAgro PJSC GDR(5)(6)	12,600	152,208
PhosAgro PJSC GDR(5)(6)	9,892	119,238
Polymetal International PLC	28,470	583,034
QIWI PLC ADR	11,566	141,336
Rosneft Oil Co. PJSC GDR(5)(6)	3,905	17,502
Rosneft Oil Co. PJSC GDR(5)(6)	144,041	645,812
Rostelecom PJSC(1)	295,647	326,607
RusHydro PJSC	60,563,080	516,090
Sberbank of Russia PJSC	1,601,758	4,225,073
Severstal PAO GDR(5)	43,209	515,089

Security	Shares	Value
Sistema PJSFC	1,381,678	$267,515
Surgutneftegas PJSC ADR	110,937	551,715
Surgutneftegas PJSC, PFC Shares	977,400	478,747
Tatneft PJSC ADR	33,124	1,475,628
Transneft PJSC, PFC Shares	202	370,074
Unipro PJSC	3,687,000	139,377
VEON, Ltd. ADR	205,184	350,865
VTB Bank PJSC	783,900,000	368,779
X5 Retail Group NV GDR(5)	33,518	989,223
Yandex NV, Class A(1)	74,100	2,799,498

		$32,745,369

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	8,919	$236,497
Al Hammadi Co. for Development and Investment(1)	36,417	186,939
Al Rajhi Bank	41,865	636,383
Alandalus Property Co.	60,105	256,137
Aldrees Petroleum and Transport Services Co.	19,727	305,219
Alinma Bank	41,348	174,818
Almarai Co. JSC	50,312	656,006
Arriyadh Development Co.	72,620	267,904
Banque Saudi Fransi	27,000	221,905
Dallah Healthcare Co.	14,920	190,704
Dar Al Arkan Real Estate Development Co.(1)	280,000	600,596
Emaar Economic City(1)	365,080	709,657
Etihad Etisalat Co.(1)	26,554	196,137
Fawaz Abdulaziz Al Hokair & Co.(1)	30,477	173,926
Jarir Marketing Co.	17,910	702,515
Leejam Sports Co. JSC	8,600	141,728
Middle East Healthcare Co.(1)	12,095	84,782
Mobile Telecommunications Co. Saudi Arabia(1)	47,407	153,532
Mouwasat Medical Services Co.	22,850	515,558
National Commercial Bank	45,200	446,094
National Gas & Industrialization Co.	25,806	197,502
Rabigh Refining & Petrochemical Co.(1)	88,189	320,256
Riyad Bank	33,722	152,451
Samba Financial Group	24,713	152,636
Saudi Airlines Catering Co.	17,475	370,507
Saudi Arabian Fertilizer Co.	6,823	127,945
Saudi Arabian Mining Co.(1)	31,095	306,153
Saudi Arabian Oil Co.(4)	124,500	1,046,157
Saudi Basic Industries Corp.	41,532	824,197
Saudi Ceramic Co.(1)	21,140	164,097
Saudi Electricity Co.	278,064	1,259,067
Saudi Ground Services Co.	63,562	442,007
Saudi Industrial Services Co.	31,094	153,226
Saudi Kayan Petrochemical Co.(1)	59,809	137,329
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	137,131
Saudi Public Transport Co.(1)	35,200	139,115
Saudi Telecom Co.	56,065	1,350,179
Saudia Dairy & Foodstuff Co.	4,550	182,094
Savola Group (The)(1)	55,100	593,322
Seera Group Holding(1)	59,583	245,697
United Electronics Co.	9,619	173,917
United International Transportation Co.	15,846	120,384

Security	Shares	Value
Yanbu National Petrochemical Co.	18,600	$221,626

		$15,674,032

Slovenia — 0.6%
Cinkarna Celje DD	1,288	$222,254
KRKA DD	18,869	1,531,155
Luka Koper	9,532	198,289
Petrol	2,571	866,831
Pozavarovalnica Sava DD	22,775	383,545
Telekom Slovenije DD	4,448	218,245
Zavarovalnica Triglav DD	14,356	444,432

		$3,864,751

South Africa — 5.0%
Absa Group, Ltd.	59,735	$294,801
AECI, Ltd.	29,137	116,801
African Rainbow Minerals, Ltd.	35,834	262,278
Anglo American Platinum, Ltd.	7,785	408,557
AngloGold Ashanti, Ltd.	47,424	1,157,627
Aspen Pharmacare Holdings, Ltd.(1)	241,153	1,504,242
Astral Foods, Ltd.	18,500	192,592
AVI, Ltd.(2)	137,600	582,503
Barloworld, Ltd.	192,843	707,504
Bid Corp., Ltd.	77,237	1,006,568
Bidvest Group, Ltd. (The)	217,113	1,763,159
Capitec Bank Holdings, Ltd.	5,532	269,679
Clicks Group, Ltd.	49,300	614,094
DataTec, Ltd.	160,600	211,393
Discovery, Ltd.	39,190	205,611
Exxaro Resources, Ltd.	118,010	685,075
FirstRand, Ltd.	291,088	635,301
Foschini Group, Ltd. (The)	63,545	249,320
Gold Fields, Ltd.	100,152	745,492
Growthpoint Properties, Ltd.	1,042,876	783,073
Harmony Gold Mining Co., Ltd.(1)	76,753	282,471
Hyprop Investments, Ltd.	92,800	95,369
Impala Platinum Holdings, Ltd.	109,273	651,732
Imperial Logistics, Ltd.	60,958	107,200
Investec, Ltd.	62,594	130,358
Kumba Iron Ore, Ltd.	14,360	270,265
Liberty Holdings, Ltd.	47,175	178,895
Life Healthcare Group Holdings, Ltd.	1,179,486	1,134,017
Massmart Holdings, Ltd.(1)(2)	98,355	131,187
Mediclinic International PLC	253,849	793,545
Momentum Metropolitan Holdings	262,188	245,327
Mr Price Group, Ltd.	23,221	165,443
MTN Group, Ltd.	289,276	760,176
MultiChoice Group, Ltd.(1)	44,057	206,491
Murray & Roberts Holdings, Ltd.	915,850	270,945
Naspers, Ltd., Class N	22,557	3,510,961
Nedbank Group, Ltd.	44,331	257,717
Netcare, Ltd.	1,059,537	888,610
Ninety One, Ltd.(1)	31,296	65,933
Northam Platinum, Ltd.(1)	49,838	247,019
Pick’n Pay Stores, Ltd.	68,562	214,789

Security	Shares	Value
Rand Merchant Investment Holdings, Ltd.	73,097	$98,982
Redefine Properties, Ltd.	2,311,150	284,490
Remgro, Ltd.	67,399	497,081
Reunert, Ltd.	239,614	517,322
RMB Holdings, Ltd.	93,764	268,821
Sanlam, Ltd.	158,411	506,426
Sappi, Ltd.(1)	166,248	202,058
Sasol, Ltd.(1)	80,484	381,969
Shoprite Holdings, Ltd.	106,723	617,794
Sibanye Stillwater, Ltd.(1)	296,818	604,669
SPAR Group, Ltd. (The)	35,131	334,861
Standard Bank Group, Ltd.(2)	96,701	533,567
Steinhoff International Holdings NV(1)	787,883	48,268
Telkom SA SOC, Ltd.	188,450	208,942
Tiger Brands, Ltd.	41,130	400,505
Truworths International, Ltd.	105,912	167,188
Vodacom Group, Ltd.	116,477	774,089
Wilson Bayly Holmes-Ovcon, Ltd.	81,006	415,661
Woolworths Holdings, Ltd.	131,824	217,093

		$30,083,906

South Korea — 5.6%
AMOREPACIFIC Corp.	2,988	$432,811
AMOREPACIFIC Group	6,000	287,151
BNK Financial Group, Inc.	34,935	145,284
Celltrion, Inc.(1)(2)	9,321	1,611,006
Cheil Worldwide, Inc.	31,519	460,014
CJ CheilJedang Corp.	1,012	227,649
CJ ENM Co., Ltd.	2,216	233,137
CJ Logistics Corp.(1)	1,141	138,572
Coway Co., Ltd.(1)	5,240	265,573
Daelim Industrial Co., Ltd.	3,151	227,357
Daewoo Industrial Development Co., Ltd.(1)	3,657	4,217
DB Insurance Co., Ltd.	5,340	195,044
E-MART, Inc.	2,170	213,833
GS Engineering & Construction Corp.	10,435	217,881
GS Holdings Corp.	7,348	231,208
Hana Financial Group, Inc.	21,152	482,858
Hanjin Kal Corp.	3,783	270,529
Hankook Tire and Technology Co., Ltd.	14,523	254,801
Hanmi Pharm Co., Ltd.	2,350	501,378
Hanwha Solutions Corp.	19,601	234,584
Helixmith Co., Ltd.(1)	4,960	270,963
Hyundai Department Store Co., Ltd.	2,715	161,993
Hyundai Engineering & Construction Co., Ltd.	7,842	227,333
Hyundai Glovis Co., Ltd.	1,858	155,289
Hyundai Heavy Industries Holdings Co., Ltd.	867	173,108
Hyundai Mobis Co., Ltd.	3,659	517,310
Hyundai Motor Co.	11,869	917,384
Hyundai Steel Co.	16,100	286,353
Industrial Bank of Korea	26,180	170,546
Kakao Corp.	3,565	538,738
Kangwon Land, Inc.	9,866	203,903
KB Financial Group, Inc.	23,100	660,921
Kia Motors Corp.	21,703	530,089

Security	Shares	Value
Korea Electric Power Corp.(1)	51,542	$1,007,369
Korea Gas Corp.	6,748	149,040
Korea Investment Holdings Co., Ltd.	4,490	185,892
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	4,301	291,750
Korea Zinc Co., Ltd.	1,088	345,803
KT&G Corp.	14,224	949,700
Kumho Petrochemical Co., Ltd.	4,400	277,473
LG Chem, Ltd.	4,086	1,269,574
LG Corp.	7,878	400,868
LG Electronics, Inc.	7,743	348,474
LG Household & Health Care, Ltd.	894	1,013,792
LG Uplus Corp.	47,220	518,526
Lotte Chemical Corp.	2,291	407,123
Lotte Corp.	5,796	191,339
LOTTE Fine Chemical Co., Ltd.	9,050	290,699
Medy-Tox, Inc.	1,908	181,716
Mirae Asset Daewoo Co., Ltd.	44,889	206,938
Naver Corp.	6,970	1,130,050
NCsoft Corp.	1,263	669,199
NH Investment & Securities Co., Ltd.	21,508	171,156
NHN Corp.(1)	4,718	295,429
Nong Shim Co., Ltd.	1,220	295,738
Orion Corp. of Republic of Korea	4,700	481,498
POSCO	4,873	736,337
S-Oil Corp.	9,680	555,776
S1 Corp.	3,266	232,341
Samsung Biologics Co., Ltd.(1)(4)	1,681	802,985
Samsung C&T Corp.	6,773	593,072
Samsung Electro-Mechanics Co., Ltd.	2,243	209,700
Samsung Electronics Co., Ltd.	76,986	3,165,474
Samsung Fire & Marine Insurance Co., Ltd.	1,941	304,411
Samsung Heavy Industries Co., Ltd.(1)	36,850	129,533
Samsung Life Insurance Co., Ltd.	6,232	252,737
Samsung SDI Co., Ltd.	1,425	336,636
Shinhan Financial Group Co., Ltd.	27,894	707,184
Shinsegae, Inc.	727	157,718
SK Holdings Co., Ltd.	2,084	311,070
SK Hynix, Inc.(2)	8,216	565,405
SK Innovation Co., Ltd.	9,611	775,317
SK Networks Co., Ltd.	41,210	182,688
SK Telecom Co., Ltd.	2,194	381,325
Woori Financial Group, Inc.	48,286	334,402
Yuhan Corp.	3,785	147,049
Zyle Motor Sales Corp.(1)	5,113	4,868

		$33,413,991

Sri Lanka — 0.7%
Aitken Spence PLC(3)	515,800	$78,948
Ceylon Tobacco Co. PLC(3)	107,926	557,659
Chevron Lubricants Lanka PLC(3)	343,215	89,620
Commercial Bank of Ceylon PLC(3)	1,235,167	378,883
DFCC Bank PLC(1)(3)	293,137	86,053
Dialog Axiata PLC(3)	5,330,861	224,976
Hatton National Bank PLC(3)	709,686	366,040
Hemas Holdings PLC(3)	518,341	150,750

Security	Shares	Value
John Keells Holdings PLC(3)	1,635,911	$952,777
Lanka IOC PLC(3)	1,004,003	79,227
Melstacorp PLC(3)	4,730,447	544,597
National Development Bank PLC(3)	595,095	191,785
Nations Trust Bank PLC(3)	394,717	119,920
Sampath Bank PLC(3)	467,022	278,410
Teejay Lanka PLC(3)	836,829	96,883

		$4,196,528

Taiwan — 5.6%
AcBel Polytech, Inc.	429,000	$297,843
Acer, Inc.	263,519	145,896
AirTAC International Group	21,178	405,840
ASE Technology Holding Co., Ltd.	123,561	275,258
Asustek Computer, Inc.	24,325	164,428
AU Optronics Corp.	578,837	152,223
Catcher Technology Co., Ltd.	24,183	183,174
Cathay Financial Holding Co., Ltd.	339,916	453,556
Center Laboratories, Inc.	254,955	409,458
Chailease Holding Co., Ltd.	68,457	260,093
Chang Hwa Commercial Bank, Ltd.	289,348	189,212
Cheng Shin Rubber Industry Co., Ltd.	257,672	296,220
China Motor Corp.	188,926	200,474
China Steel Corp.	826,734	553,719
Chong Hong Construction Co., Ltd.	98,258	270,523
Chunghwa Telecom Co., Ltd.	601,746	2,211,658
Clevo Co.	180,155	198,390
Compal Electronics, Inc.	260,345	165,968
CTBC Financial Holding Co., Ltd.	699,275	465,992
Delta Electronics, Inc.	62,151	289,885
E.Sun Financial Holding Co., Ltd.	492,008	447,034
Eclat Textile Co., Ltd.	34,159	341,021
EVA Airways Corp.	463,861	178,391
Evergreen International Storage & Transport Corp.	868,000	383,847
Evergreen Marine Corp.(1)	799,441	295,921
Far Eastern Department Stores, Ltd.	212,990	164,657
Far Eastern New Century Corp.	594,695	516,413
Far EasTone Telecommunications Co., Ltd.	255,084	568,142
Feng Hsin Steel Co., Ltd.	71,260	124,577
First Financial Holding Co., Ltd.	408,515	300,860
Formosa Chemicals & Fibre Corp.	249,014	630,758
Formosa Petrochemical Corp.	249,320	748,038
Formosa Plastics Corp.	274,183	804,794
Formosa Taffeta Co., Ltd.	182,149	207,689
Fubon Financial Holding Co., Ltd.	284,596	402,413
Giant Manufacturing Co., Ltd.	45,208	266,482
Great Wall Enterprise Co., Ltd.	298,102	412,444
Highwealth Construction Corp.	141,859	207,002
Hiwin Technologies Corp.	43,030	410,428
Hon Hai Precision Industry Co., Ltd.	169,443	435,463
Hota Industrial Manufacturing Co., Ltd.	58,360	183,377
Hotai Motor Co., Ltd.	47,000	867,767
Hua Nan Financial Holdings Co., Ltd.	361,061	234,539
Inventec Corp.	178,966	140,618
Kenda Rubber Industrial Co., Ltd.	238,367	211,795

Security	Shares	Value
Largan Precision Co., Ltd.	1,795	$244,683
MediaTek, Inc.	24,462	337,782
Mega Financial Holding Co., Ltd.	311,303	313,149
Merida Industry Co., Ltd.	34,657	176,991
Nan Kang Rubber Tire Co., Ltd.	95,253	127,528
Nan Ya Plastics Corp.	384,214	849,979
Pegatron Corp.	69,028	151,441
Pou Chen Corp.	338,819	319,064
Powertech Technology, Inc.	59,865	200,192
President Chain Store Corp.	116,664	1,206,391
Quanta Computer, Inc.	54,508	117,774
Radium Life Tech Co., Ltd.	646,090	227,650
Realtek Semiconductor Corp.	23,002	196,974
Ruentex Development Co., Ltd.	314,860	468,610
Sanyang Motor Co., Ltd.	437,866	289,703
SinoPac Financial Holdings Co., Ltd.	642,414	261,472
St. Shine Optical Co., Ltd.	22,000	256,521
Tainan Spinning Co., Ltd.	566,822	173,603
Taishin Financial Holding Co., Ltd.	555,193	236,142
Taiwan Cement Corp.	390,131	562,871
Taiwan Cooperative Financial Holding Co., Ltd.	302,432	203,087
Taiwan Mobile Co., Ltd.	234,296	844,194
Taiwan Semiconductor Manufacturing Co., Ltd.	260,369	2,626,549
Tatung Co., Ltd.(1)	225,785	162,238
Teco Electric & Machinery Co., Ltd.	519,000	467,025
Tong Yang Industry Co., Ltd.	105,608	126,219
TTY Biopharm Co., Ltd.	289,096	685,923
Tung Ho Steel Enterprise Corp.	255,060	196,934
Uni-President Enterprises Corp.	877,831	2,043,930
United Microelectronics Corp.	383,090	198,197
Walsin Lihwa Corp.	801,000	351,456
Wan Hai Lines, Ltd.	518,962	292,481
Wei Chuan Foods Corp.	623,000	454,180
Xxentria Technology Materials Corp.	184,700	335,879
Yang Ming Marine Transport(1)	1,153,621	261,297
Yieh Phui Enterprise Co., Ltd.	800,046	238,974
Yuanta Financial Holding Co., Ltd.	380,540	216,900

		$33,498,263

Thailand — 2.6%
Advanced Info Service PCL(7)	153,100	$932,515
Airports of Thailand PCL(7)	439,400	838,084
AP Thailand PCL(7)	994,500	153,302
Bangkok Bank PCL(7)	74,900	238,120
Bangkok Dusit Medical Services PCL(7)	1,390,300	884,378
Bangkok Land PCL(7)	4,163,800	137,700
Berli Jucker PCL(7)	86,000	105,731
BTS Group Holdings PCL(7)	887,200	313,456
Bumrungrad Hospital PCL(7)	153,200	551,497
Central Pattana PCL(7)	268,600	397,696
Central Plaza Hotel PCL(7)	268,400	178,128
Central Retail Corp. PCL(1)(7)	499,066	570,714
CH. Karnchang PCL(7)	187,120	97,714
Charoen Pokphand Foods PCL(7)	356,600	295,394
CP ALL PCL(7)	313,600	685,505

Security	Shares	Value
Electricity Generating PCL(7)	71,600	$626,345
Hana Microelectronics PCL(7)	447,900	398,829
Home Product Center PCL(7)	594,455	248,187
Indorama Ventures PCL(7)	427,000	373,458
IRPC PCL(7)	2,114,500	173,093
Jasmine International PCL(7)	662,900	80,800
Kasikornbank PCL(7)	111,100	291,917
KCE Electronics PCL(7)	562,600	302,245
Kiatnakin Bank PCL(7)	103,100	132,869
Krung Thai Bank PCL(7)	535,400	179,981
L.P.N. Development PCL(7)	1,255,000	137,872
Land & Houses PCL(7)	689,400	155,780
Minor International PCL(7)	333,477	215,508
Pruksa Holding PCL(7)	518,200	173,077
PTT Exploration & Production PCL(7)	132,698	342,522
PTT Global Chemical PCL(7)	333,800	384,244
PTT PCL(7)	763,600	833,747
Quality House PCL(7)	3,480,946	222,294
Ratch Group PCL(7)	239,200	489,220
Samart Corp. PCL(7)	867,800	134,487
Siam Cement PCL(7)	60,000	637,345
Siam City Cement PCL(7)	39,783	145,945
Siam Commercial Bank PCL(7)	168,200	351,300
Siam Global House PCL (The)(7)	581,521	239,754
Sino-Thai Engineering & Construction PCL(7)	452,157	214,368
Thai Beverage PCL(7)	742,200	361,269
Thai Oil PCL(7)	158,700	198,530
TMB Bank PCL(7)	4,639,200	136,008
Total Access Communication PCL(7)	111,500	144,292
True Corp. PCL(7)	2,633,690	268,840
TTW PCL(7)	1,038,100	429,054

		$15,403,114

Tunisia — 0.5%
Attijari Bank	16,957	$171,041
Banque de Tunisie	168,735	406,695
Banque Internationale Arabe de Tunisie	6,030	210,990
Banque Nationale Agricole(1)	65,193	200,101
Carthage Cement(1)	597,550	205,421
Euro Cycles SA	20,636	90,199
Poulina Group	122,715	531,548
Societe d’Articles Hygieniques SA(1)	71,336	220,395
Societe Frigorifique et Brasserie de Tunis SA	81,951	519,253
Telnet Holding	104,957	216,949
Union Internationale de Banques SA	28,431	162,479

		$2,935,071

Turkey — 1.3%
AG Anadolu Grubu Holding AS	48,884	$116,151
Akbank T.A.S.(1)	314,996	265,920
Aksa Akrilik Kimya Sanayii AS	115,402	104,716
Anadolu Efes Biracilik ve Malt Sanayii AS	72,541	190,301
Arcelik AS(1)	144,893	340,121
Aygaz AS	279,132	412,124
BIM Birlesik Magazalar AS	77,804	617,787

Security	Shares	Value
Dogan Sirketler Grubu Holding AS	427,506	$110,201
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,360,099	242,828
Enka Insaat ve Sanayi AS	145,272	125,850
Eregli Demir ve Celik Fabrikalari TAS	366,761	422,838
Ford Otomotiv Sanayi AS	34,435	310,740
Haci Omer Sabanci Holding AS	124,627	145,613
Is Gayrimenkul Yatirim Ortakligi AS(1)	628,180	139,348
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	762,505	240,185
KOC Holding AS	117,546	257,925
Koza Altin Isletmeleri AS(1)	20,682	210,797
Petkim Petrokimya Holding AS(1)	278,080	141,331
TAV Havalimanlari Holding AS	49,964	130,150
Tofas Turk Otomobil Fabrikasi AS	71,003	226,878
Tupras-Turkiye Petrol Rafinerileri AS(1)	75,796	984,294
Turk Hava Yollari AO(1)	121,754	186,281
Turk Telekomunikasyon AS(1)	198,648	209,875
Turkcell Iletisim Hizmetleri AS	368,945	735,000
Turkiye Garanti Bankasi AS(1)	201,498	240,575
Turkiye Is Bankasi AS, Class C(1)	182,514	129,559
Turkiye Vakiflar Bankasi TAO, Class D(1)	175,317	113,721
Ulker Biskuvi Sanayi AS(1)	45,810	155,501
Yapi ve Kredi Bankasi AS(1)	330,032	99,358

		$7,605,968

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	371,124	$446,031
Abu Dhabi National Hotels	108,000	77,869
Agthia Group PJSC	327,522	265,745
Air Arabia PJSC	937,097	289,636
Al Waha Capital PJSC(1)	702,377	143,344
Aldar Properties PJSC	1,200,102	585,817
Dana Gas PJSC	1,146,811	228,704
DP World PLC	58,808	939,093
Dubai Investments PJSC	551,381	178,777
Dubai Islamic Bank PJSC	334,497	333,685
DXB Entertainments PJSC(1)	2,622,754	111,511
Emaar Properties PJSC	967,820	709,770
Emirates Telecommunications Group Co. PJSC	329,019	1,382,645
First Abu Dhabi Bank PJSC	561,695	1,751,547
RAK Properties PJSC	2,150,800	216,205

		$7,660,379

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	207,355	$601,792
Bao Viet Holdings	196,030	389,083
FPT Corp.	3	7
Hoa Phat Group JSC(1)	301,465	276,108
Kinh Bac City Development Share Holding Corp.	178,560	96,873
Masan Group Corp.(1)	62,660	157,081
PetroVietnam Drilling & Well Services JSC(1)	341,035	132,928
PetroVietnam Gas JSC	117,730	319,053
PetroVietnam Technical Services Corp.	247,200	122,024
Phu Nhuan Jewelry JSC	3	8
Vietjet Aviation JSC	225,866	1,110,958

Security	Shares	Value
Vietnam Dairy Products JSC	97,027	$410,354
Vingroup JSC(1)	294,717	1,156,584

		$4,772,853

Total Common Stocks (identified cost $636,195,860)		$594,365,003

Warrants (1) — 0.0%(8)

Security	Shares	Value
BTS Group Holdings PCL, Exp. 2/16/21, Strike THB 14.00	162,400	$4,919

Total Warrants (identified cost $0)		$4,919

Rights (1) — 0.0%(8)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	50	$4
Telnet Holding, Exp. 7/1/49	6	0

Total Rights (identified cost $0)		$4

Short-Term Investments — 0.9%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(9)	5,174,917	$5,174,917

Total Short-Term Investments (identified cost $5,174,917)		$5,174,917

Total Investments — 100.7% (identified cost $641,370,777)		$599,544,843

Other Assets, Less Liabilities — (0.7)%		$(4,187,463)

Net Assets — 100.0%		$595,357,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $10,130,830 and the total market value of the collateral received by the Fund was $10,928,906, comprised of cash of $5,174,917 and U.S. government and/or agencies securities of $5,753,989.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $7,733,707 or 1.3% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $9,299,768 or 1.6% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.9%	$106,673,866
Consumer Staples	10.9	64,678,210
Materials	10.8	64,508,300
Communication Services	9.9	59,220,237
Industrials	9.8	58,558,356
Energy	9.0	53,538,785
Consumer Discretionary	8.1	48,308,529
Utilities	6.7	39,669,228
Health Care	5.9	34,839,097
Real Estate	5.5	32,618,134
Information Technology	5.3	31,757,184
Short-Term Investments	0.9	5,174,917

Total Investments	100.7%	$599,544,843

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$8,184,641	$278,800,239		$9,007,467	$295,992,347
Emerging Europe	4,087,233	85,428,040		0	89,515,273
Latin America	97,234,188	—		—	97,234,188
Middle East/Africa	2,830,447	103,910,219		4,882,529	111,623,195
Total Common Stocks	$112,336,509	$468,138,498	*	$13,889,996	$594,365,003
Warrants	$4,919	$—		$—	$4,919
Rights	4	0		—	4
Short-Term Investments	5,174,917	—		—	5,174,917
Total Investments	$117,516,349	$468,138,498		$13,889,996	$599,544,843

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks	Total
Balance as of January 31, 2020	$886,233	$886,233
Realized gains (losses)	1,822,958	1,822,958
Change in net unrealized appreciation (depreciation)	65,315	65,315
Cost of purchases	—	—
Proceeds from sales	(11,591,043)	(11,591,043)
Transfers to Level 3(1)	22,706,533	22,706,533
Transfers from Level 3(1)	—	—

Balance as of April 30, 2020	$13,889,996	$13,889,996

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2020	$(3,899,191)	$(3,899,191)

(1)

Transferred into Level 3 as a result of the unavailability of quoted market prices in an active market and other significant observable valuation inputs primarily due to the closure of local stock exchanges in Bangladesh, Jordan and Sri Lanka.

Level 3 securities were fair valued based on valuations from a third-party pricing service, current market inputs and liquidity discounts due to market closures.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.